February 27, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Municipal Bond Funds (the “Trust”)
File No. 2-57689

Ladies and Gentlemen:
Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Laura J. Merianos
Senior Counsel
The Vanguard Group, Inc.